UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

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WEBs ETF Trust
(Exact name of Registrant as specified in charter)

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2497 Aspen Springs Dr, Park City, UT 84060
(Address of principal executive offices) (Zip code)

Kevin Rich
Vice President
c/o Corporation Trust Company,
1209 Orange Street, Wilmington Delaware, 19801
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (844) 455-9327

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1.       Reports to Shareholders.

(a)     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
DVSP

WEBs SPY Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs SPY Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvsp/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs SPY Defined Volatility ETF	$42	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$1,643,224
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$9,981

Top Ten Holdings (% of Net Assets)

Table Summary
JPMorgan Chase, New York 2.98% 05/01/2026	58.1%
State Street SPDR S&P 500 ETF Trust	48.6%
Total Return Swap State Street SPDR S&P 500 ETF Trust Overnight Bank Funding Rate + 1.25% 03/02/2027	-6.6%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	48.6%
Time deposits	58.1%
Total Return Swaps	-6.6%
Other Assets less Liabilities	-0.1%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvsp/.

DVSP 0426

DVQQ

WEBs QQQ Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs QQQ Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvqq/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs QQQ Defined Volatility ETF	$42	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$2,856,153
# of Portfolio Holdings	3
Portfolio Turnover Rate	14.7%
Advisory Fees Paid	$16,037

Top Ten Holdings (% of Net Assets)

Table Summary
Citibank, New York 2.98% 05/01/2026	53.8%
Invesco QQQ Trust Series 1	49.4%
Total Return Swap Invesco QQQ Trust Series 1 Overnight Bank Funding Rate + 1.25% 03/02/2027	-3.1%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	49.4%
Time deposits	53.8%
Total Return Swaps	-3.1%
Other Assets less Liabilities	-0.1%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvqq/.

DVQQ 0426

DVXE

WEBs Energy XLE Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Energy XLE Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxe/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Energy XLE Defined Volatility ETF	$54	0.86%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$1,390,217
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$2,239

Top Ten Holdings (% of Net Assets)

Table Summary
Citibank, New York 2.98% 05/01/2026	51.1%
State Street Energy Select Sector SPDR ETF	44.0%
Total Return Swap State Street Energy Select Sector SPDR ETF Federal Funds Composite Interest Rate + 1.00% 08/25/2026	6.8%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	44.0%
Time deposits	51.1%
Total Return Swaps	6.8%
Other Assets less Liabilities	-1.9%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxe/.

DVXE 0426

DVXB

WEBs Materials XLB Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Materials XLB Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxb/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Materials XLB Defined Volatility ETF	$51	0.87%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$288,655
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,109

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Materials Select Sector SPDR ETF	48.9%
Citibank, New York 2.98% 05/01/2026	41.6%
Total Return Swap State Street Materials Select Sector SPDR ETF Overnight Bank Funding Rate + 1.25% 08/25/2026	10.9%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	48.9%
Time deposits	41.6%
Total Return Swaps	10.9%
Other Assets less Liabilities	-1.4%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxb/.

DVXB 0426

DVIN

WEBs Industrials XLI Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Industrials XLI Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvin/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Industrials XLI Defined Volatility ETF	$45	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$295,358
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,165

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Industrial Select Sector SPDR ETF	48.8%
Citibank, New York 2.98% 05/01/2026	39.4%
Total Return Swap State Street Industrial Select Sector SPDR ETF Overnight Bank Funding Rate + 1.20% 08/24/2026	11.8%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	48.8%
Time deposits	39.4%
Total Return Swaps	11.8%
Other Assets less Liabilities	0.0%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvin/.

DVIN 0426

DVXY

WEBs Consumer Discretionary XLY Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Consumer Discretionary XLY Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxy/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Consumer Discretionary XLY Defined Volatility ETF	$40	0.86%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$236,084
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,043

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Consumer Discretionary Select Sector SPDR ETF	56.1%
JPMorgan Chase, New York 2.98% 05/01/2026	50.8%
Total Return Swap State Street Consumer Discretionary Select Sector SPDR ETF Overnight Bank Funding Rate + 1.25% 08/25/2026	-5.7%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	56.1%
Time deposits	50.8%
Total Return Swaps	-5.7%
Other Assets less Liabilities	-1.2%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxy/.

DVXY 0426

DVXP

WEBs Consumer Staples XLP Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Consumer Staples XLP Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxp/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Consumer Staples XLP Defined Volatility ETF	$46	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$255,212
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,024

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Consumer Staples Select Sector SPDR ETF	50.8%
Citibank, New York 2.98% 05/01/2026	39.5%
JPMorgan Chase, New York 2.98% 05/01/2026	6.9%
Total Return Swap State Street Consumer Staples Select Sector SPDR ETF Overnight Bank Funding Rate + 1.20% 08/24/2026	2.8%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	50.8%
Time deposits	46.4%
Total Return Swaps	2.8%
Other Assets less Liabilities	0.0%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxp/.

DVXP 0426

DVXV

WEBs Health Care XLV Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Health Care XLV Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxv/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Health Care XLV Defined Volatility ETF	$43	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$576,384
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$3,366

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Health Care Select Sector SPDR ETF	48.2%
Citibank, New York 2.98% 05/01/2026	44.3%
Total Return Swap State Street Health Care Select Sector SPDR ETF Overnight Bank Funding Rate + 1.25% 08/25/2026	7.6%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	48.2%
Time deposits	44.3%
Total Return Swaps	7.6%
Other Assets less Liabilities	-0.1%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxv/.

DVXV 0426

DVXF

WEBs Financial XLF Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Financial XLF Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxf/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Financial XLF Defined Volatility ETF	$42	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$238,557
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,021

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Financial Select Sector SPDR ETF	51.9%
Citibank, New York 2.98% 05/01/2026	48.5%
Total Return Swap State Street Financial Select Sector SPDR ETF Overnight Bank Funding Rate + 1.20% 08/24/2026	-0.3%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	51.9%
Time deposits	48.5%
Total Return Swaps	-0.3%
Other Assets less Liabilities	-0.1%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxf/.

DVXF 0426

DVXK

WEBs Technology XLK Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Technology XLK Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxk/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Technology XLK Defined Volatility ETF	$42	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$303,255
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,189

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Technology Select Sector SPDR ETF	48.6%
Citibank, New York 2.98% 05/01/2026	41.3%
Total Return Swap State Street Technology Select Sector SPDR ETF Federal Funds Composite Interest Rate + 1.00% 08/25/2026	10.2%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	48.6%
Time deposits	41.3%
Total Return Swaps	10.2%
Other Assets less Liabilities	-0.1%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxk/.

DVXK 0426

DVXC

WEBs Communication Services XLC Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Communication Services XLC Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxc/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Communication Services XLC Defined Volatility ETF	$42	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$272,815
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,162

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Communication Services Select Sector SPDR ETF	49.6%
Citibank, New York 2.98% 05/01/2026	34.3%
JPMorgan Chase, New York 2.98% 05/01/2026	7.3%
Total Return Swap State Street Communication Services Select Sector SPDR ETF Overnight Bank Funding Rate + 1.20% 08/24/2026	8.9%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	49.6%
Time deposits	41.6%
Total Return Swaps	8.9%
Other Assets less Liabilities	-0.1%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxc/.

DVXC 0426

DVUT

WEBs Utilities XLU Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Utilities XLU Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvut/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Utilities XLU Defined Volatility ETF	$43	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$288,278
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,136

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Utilities Select Sector SPDR ETF	48.4%
JPMorgan Chase, New York 2.98% 05/01/2026	42.2%
Total Return Swap State Street Utilities Select Sector SPDR ETF Federal Funds Composite Interest Rate + 1.00% 08/25/2026	8.9%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	48.4%
Time deposits	42.2%
Total Return Swaps	8.9%
Other Assets less Liabilities	0.5%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvut/.

DVUT 0426

DVRE

WEBs Real Estate XLRE Defined Volatility ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

This semi-annual shareholder report contains important information about WEBs Real Estate XLRE Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.websinv.com/product_page/dvre/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Real Estate XLRE Defined Volatility ETF	$44	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Key Fund Statistics

Table Summary
Total Net Assets	$246,825
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$974

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Real Estate Select Sector SPDR ETF	53.0%
JPMorgan Chase, New York 2.98% 05/01/2026	41.4%
Total Return Swap State Street Real Estate Select Sector SPDR ETF Federal Funds Composite Interest Rate + 1.00% 08/25/2026	5.7%

Security Type Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	53.0%
Time deposits	41.4%
Total Return Swaps	5.7%
Other Assets less Liabilities	-0.1%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvre/.

DVRE 0426

(b)    Not applicable.

Item 2.       Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3.       Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5.       Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6.       Investments.

(a)     A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included under Item 7 of this Form N-CSR.

(b)     Not Applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)     The Registrant’s Financial Statements are included below.

WEBs ETF Trust Semi-Annual Financial Statements and Additional Information April 30, 2026 (unaudited)

Exchange-Traded Funds:

WEBs SPY Defined Volatility ETF (DVSP)

WEBs QQQ Defined Volatility ETF (DVQQ)

WEBs Energy XLE Defined Volatility ETF (DVXE)

WEBs Materials XLB Defined Volatility ETF (DVXB)

WEBs Industrials XLI Defined Volatility ETF (DVIN)

WEBs Consumer Discretionary XLY Defined Volatility ETF (DVXY)

WEBs Consumer Staples XLP Defined Volatility ETF (DVXP)

WEBs Health Care XLV Defined Volatility ETF (DVXV)

WEBs Financial XLF Defined Volatility ETF (DVXF)

WEBs Technology XLK Defined Volatility ETF (DVXK)

WEBs Communication Services XLC Defined Volatility ETF (DVXC)

WEBs Utilities XLU Defined Volatility ETF (DVUT)

WEBs Real Estate XLRE Defined Volatility ETF (DVRE)

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WEBs ETF Trust WEBs SPY Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.6%
United States – 48.6%
State Street SPDR S&P 500 ETF Trust(1)	1,111	$798,432
TOTAL EXCHANGE-TRADED FUNDS (Cost - $734,402)		798,432
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 58.1%
Time Deposits – 58.1%
JPMorgan Chase, New York, 2.98% 05/01/2026(2)	$954,727	954,727
TOTAL SHORT-TERM INVESTMENTS (Cost - $954,727)		954,727

TOTAL INVESTMENTS – 106.7% (Cost - $1,689,129)		1,753,159
OTHER ASSETS LESS LIABILITIES – (6.7)%		(109,935)
NET ASSETS – 100.0%		$1,643,224

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC State Street SPDR S&P 500 ETF Trust	OBFR + 1.25%	Varies(3)	USD	1,963	03/02/2027	$(108,960)

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs QQQ Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 49.4%
United States – 49.4%
Invesco QQQ Trust Series 1(1)	2,112	$1,410,267
TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,281,205)		1,410,267
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 53.8%
Time Deposits – 53.8%
Citibank, New York, 2.98% 05/01/2026(2)	$1,537,256	1,537,256
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,537,256)		1,537,256

TOTAL INVESTMENTS – 103.2% (Cost - $2,818,461)		2,947,523
OTHER ASSETS LESS LIABILITIES – (3.2)%		(91,370)
NET ASSETS – 100.0%		$2,856,153

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Invesco QQQ Trust Series 1	OBFR + 1.25%	Varies(3)	USD	2,590	03/02/2027	$(89,171)

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Energy XLE Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 44.0%
United States – 44.0%
State Street Energy Select Sector SPDR ETF(1)	10,262	$612,128
TOTAL EXCHANGE-TRADED FUNDS (Cost - $632,432)		612,128
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 51.1%
Time Deposits – 51.1%
Citibank, New York, 2.98% 05/01/2026(2)	$710,271	710,271
TOTAL SHORT-TERM INVESTMENTS (Cost - $710,271)		710,271

TOTAL INVESTMENTS – 95.1% (Cost - $1,342,703)		1,322,399
OTHER ASSETS LESS LIABILITIES – 4.9%		67,818
NET ASSETS – 100.0%		$1,390,217

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo State Street Energy Select Sector SPDR ETF	USONFFE + 1.00%	Varies(3)	USD	875	08/25/2026	$94,078

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Materials XLB Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.9%
United States – 48.9%
State Street Materials Select Sector SPDR ETF(1)	2,742	$141,131
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,036)		141,131
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 41.6%
Time Deposits – 41.6%
Citibank, New York, 2.98% 05/01/2026(2)	$120,000	120,000
TOTAL SHORT-TERM INVESTMENTS (Cost - $120,000)		120,000

TOTAL INVESTMENTS – 90.5% (Cost - $246,036)		261,131
OTHER ASSETS LESS LIABILITIES – 9.5%		27,524
NET ASSETS – 100.0%		$288,655

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC State Street Materials Select Sector SPDR ETF	OBFR + 1.25%	Varies(3)	USD	396	08/25/2026	$31,475

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Industrials XLI Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.8%
United States – 48.8%
State Street Industrial Select Sector SPDR ETF(1)	826	$144,203
TOTAL EXCHANGE-TRADED FUNDS (Cost - $124,743)		144,203
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 39.4%
Time Deposits – 39.4%
Citibank, New York, 2.98% 05/01/2026(2)	$116,439	116,439
TOTAL SHORT-TERM INVESTMENTS (Cost - $116,439)		116,439

TOTAL INVESTMENTS – 88.2% (Cost - $241,182)		260,642
OTHER ASSETS LESS LIABILITIES – 11.8%		34,716
NET ASSETS – 100.0%		$295,358

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald State Street Industrial Select Sector SPDR ETF	OBFR + 1.20%	Varies(3)	USD	186	08/24/2026	$34,916

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Consumer Discretionary XLY Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 56.1%
United States – 56.1%
State Street Consumer Discretionary Select Sector SPDR ETF(1)	1,118	$132,315
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,043)		132,315
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 50.8%
Time Deposits – 50.8%
JPMorgan Chase, New York, 2.98% 05/01/2026(2)	$120,000	120,000
TOTAL SHORT-TERM INVESTMENTS (Cost - $120,000)		120,000

TOTAL INVESTMENTS – 106.9% (Cost - $246,043)		252,315
OTHER ASSETS LESS LIABILITIES – (6.9)%		(16,231)
NET ASSETS – 100.0%		$236,084

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC State Street Consumer Discretionary Select Sector SPDR ETF	OBFR + 1.25%	Varies(3)	USD	160	08/25/2026	$(13,505)

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Consumer Staples XLP Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 50.8%
United States – 50.8%
State Street Consumer Staples Select Sector SPDR ETF(1)	1,539	$129,753
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,613)		129,753
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 46.4%
Time Deposits – 46.4%
Citibank, New York, 2.98% 05/01/2026(2)	$100,658	100,658
JPMorgan Chase, New York, 2.98% 05/01/2026	17,702	17,702
TOTAL TIME DEPOSITS (Cost - $118,360)		118,360
TOTAL SHORT-TERM INVESTMENTS (Cost - $118,360)		118,360

TOTAL INVESTMENTS – 97.2% (Cost - $243,973)		248,113
OTHER ASSETS LESS LIABILITIES – 2.8%		7,099
NET ASSETS – 100.0%		$255,212

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald State Street Consumer Staples Select Sector SPDR ETF	OBFR + 1.20%	Varies(3)	USD	170	08/24/2026	$7,272

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Health Care XLV Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.2%
United States – 48.2%
State Street Health Care Select Sector SPDR ETF(1)	1,902	$277,673
TOTAL EXCHANGE-TRADED FUNDS (Cost - $286,593)		277,673
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 44.3%
Time Deposits – 44.3%
Citibank, New York, 2.98% 05/01/2026(2)	$255,322	255,322
TOTAL SHORT-TERM INVESTMENTS (Cost - $255,322)		255,322

TOTAL INVESTMENTS – 92.5% (Cost - $541,915)		532,995
OTHER ASSETS LESS LIABILITIES – 7.5%		43,389
NET ASSETS – 100.0%		$576,384

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC State Street Health Care Select Sector SPDR ETF	OBFR + 1.25%	Varies(3)	USD	438	08/25/2026	$43,796

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Financial XLF Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 51.9%
United States – 51.9%
State Street Financial Select Sector SPDR ETF(1)	2,375	$123,809
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,115)		123,809
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 48.5%
Time Deposits – 48.5%
Citibank, New York, 2.98% 05/01/2026(2)	$115,689	115,689
TOTAL SHORT-TERM INVESTMENTS (Cost - $115,689)		115,689

TOTAL INVESTMENTS – 100.4% (Cost - $240,804)		239,498
OTHER ASSETS LESS LIABILITIES – (0.4)%		(941)
NET ASSETS – 100.0%		$238,557

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald State Street Financial Select Sector SPDR ETF	OBFR + 1.20%	Varies(3)	USD	343	08/24/2026	$(779)

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Technology XLK Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.6%
United States – 48.6%
State Street Technology Select Sector SPDR ETF(1)	924	$147,378
TOTAL EXCHANGE-TRADED FUNDS (Cost - $119,570)		147,378
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 41.3%
Time Deposits – 41.3%
Citibank, New York, 2.98% 05/01/2026	$125,124	125,124
TOTAL SHORT-TERM INVESTMENTS (Cost - $125,124)		125,124

TOTAL INVESTMENTS – 89.9% (Cost - $244,694)		272,502
OTHER ASSETS LESS LIABILITIES – 10.1%		30,753
NET ASSETS – 100.0%		$303,255

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo State Street Technology Select Sector SPDR ETF	USONFFE + 1.00%	Varies(2)	USD	303	08/25/2026	$30,948

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Communication Services XLC Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 49.6%
United States – 49.6%
State Street Communication Services Select Sector SPDR ETF(1)	1,161	$135,268
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,225)		135,268
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 41.6%
Time Deposits – 41.6%
Citibank, New York, 2.98% 05/01/2026(2)	$93,635	93,635
JPMorgan Chase, New York, 2.98% 05/01/2026	19,789	19,789
TOTAL TIME DEPOSITS (Cost - $113,424)		113,424
TOTAL SHORT-TERM INVESTMENTS (Cost - $113,424)		113,424

TOTAL INVESTMENTS – 91.2% (Cost - $238,649)		248,692
OTHER ASSETS LESS LIABILITIES – 8.8%		24,123
NET ASSETS – 100.0%		$272,815

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald State Street Communication Services Select Sector SPDR ETF	OBFR + 1.20%	Varies(3)	USD	375	08/24/2026	$24,311

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Utilities XLU Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.4%
United States – 48.4%
State Street Utilities Select Sector SPDR ETF(1)	2,978	$139,519
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,639)		139,519
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 42.2%
Time Deposits – 42.2%
JPMorgan Chase, New York, 2.98% 05/01/2026	$121,718	121,718
TOTAL SHORT-TERM INVESTMENTS (Cost - $121,718)		121,718

TOTAL INVESTMENTS – 90.6% (Cost - $248,357)		261,237
OTHER ASSETS LESS LIABILITIES – 9.4%		27,041
NET ASSETS – 100.0%		$288,278

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo State Street Utilities Select Sector SPDR ETF	USONFFE + 1.00%	Varies(2)	USD	258	08/25/2026	$25,573

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Real Estate XLRE Defined Volatility ETF Schedule of Investments April 30, 2026 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 53.0%
United States – 53.0%
State Street Real Estate Select Sector SPDR ETF(1)	2,944	$130,714
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,797)		130,714
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 41.4%
Time Deposits – 41.4%
JPMorgan Chase, New York, 2.98% 05/01/2026	$102,232	102,232
TOTAL SHORT-TERM INVESTMENTS (Cost - $102,232)		102,232

TOTAL INVESTMENTS – 94.4% (Cost - $228,029)		232,946
OTHER ASSETS LESS LIABILITIES – 5.6%		13,879
NET ASSETS – 100.0%		$246,825

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo State Street Real Estate Select Sector SPDR ETF	USONFFE + 1.00%	Varies(2)	USD	266	08/25/2026	$14,044

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities April 30, 2026 (unaudited)
	WEBs SPY Defined Volatility ETF	WEBs QQQ Defined Volatility ETF
ASSETS
Investments, at value	$1,753,159	$2,947,523
TOTAL ASSETS	1,753,159	2,947,523

LIABILITIES
Unrealized depreciation on Swap Agreements	108,960	89,171
Payable to the Adviser	975	2,199
TOTAL LIABILITIES	109,935	91,370

NET ASSETS	$1,643,224	$2,856,153

COMPONENTS OF NET ASSETS
Paid-in capital	1,594,971	2,754,308
Total distributable earnings (accumulated loss)	48,253	101,845
NET ASSETS	$1,643,224	$2,856,153

NET ASSET VALUE PER SHARE
Net Asset Value	$27.39	$28.56
Shares Outstanding	60,000	100,000

COST OF INVESTMENTS
Investments, at cost	$1,689,129	$2,818,461

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities April 30, 2026 (unaudited) (continued)
	WEBs Energy XLE Defined Volatility ETF	WEBs Materials XLB Defined Volatility ETF
ASSETS
Investments, at value	$1,322,399	$261,131
Unrealized appreciation on Swap Agreements	94,078	31,475
TOTAL ASSETS	1,416,477	292,606

LIABILITIES
Due to custodian	25,219	3,749
Payable to the Adviser	1,041	202
TOTAL LIABILITIES	26,260	3,951

NET ASSETS	$1,390,217	$288,655

COMPONENTS OF NET ASSETS
Paid-in capital	1,368,026	250,362
Total distributable earnings (accumulated loss)	22,191	38,293
NET ASSETS	$1,390,217	$288,655

NET ASSET VALUE PER SHARE
Net Asset Value	$39.72	$28.87
Shares Outstanding	35,000	10,000

COST OF INVESTMENTS
Investments, at cost	$1,342,703	$246,036

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities April 30, 2026 (unaudited) (continued)
	WEBs Industrials XLI Defined Volatility ETF	WEBs Consumer Discretionary XLY Defined Volatility ETF
ASSETS
Investments, at value	$260,642	$252,315
Unrealized appreciation on Swap Agreements	34,916	—
TOTAL ASSETS	295,558	252,315

LIABILITIES
Due to custodian	—	2,566
Unrealized depreciation on Swap Agreements	—	13,505
Payable to the Adviser	200	160
TOTAL LIABILITIES	200	16,231

NET ASSETS	$295,358	$236,084

COMPONENTS OF NET ASSETS
Paid-in capital	249,921	249,916
Total distributable earnings (accumulated loss)	45,437	(13,832)
NET ASSETS	$295,358	$236,084

NET ASSET VALUE PER SHARE
Net Asset Value	$29.54	$23.61
Shares Outstanding	10,000	10,000

COST OF INVESTMENTS
Investments, at cost	$241,182	$246,043

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities April 30, 2026 (unaudited) (continued)
	WEBs Consumer Staples XLP Defined Volatility ETF	WEBs Health Care XLV Defined Volatility ETF
ASSETS
Investments, at value	$248,113	$532,995
Unrealized appreciation on Swap Agreements	7,272	43,796
TOTAL ASSETS	255,385	576,791

LIABILITIES
Payable to the Adviser	173	407
TOTAL LIABILITIES	173	407

NET ASSETS	$255,212	$576,384

COMPONENTS OF NET ASSETS
Paid-in capital	250,509	535,962
Total distributable earnings (accumulated loss)	4,703	40,422
NET ASSETS	$255,212	$576,384

NET ASSET VALUE PER SHARE
Net Asset Value	$25.52	$28.82
Shares Outstanding	10,000	20,000

COST OF INVESTMENTS
Investments, at cost	$243,973	$541,915

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities April 30, 2026 (unaudited) (continued)
	WEBs Financial XLF Defined Volatility ETF	WEBs Technology XLK Defined Volatility ETF
ASSETS
Investments, at value	$239,498	$272,502
Unrealized appreciation on Swap Agreements	—	30,948
TOTAL ASSETS	239,498	303,450

LIABILITIES
Unrealized depreciation on Swap Agreements	779	—
Payable to the Adviser	162	195
TOTAL LIABILITIES	941	196

NET ASSETS	$238,557	$303,255

COMPONENTS OF NET ASSETS
Paid-in capital	249,964	249,832
Total distributable earnings (accumulated loss)	(11,407)	53,423
NET ASSETS	$238,557	$303,255

NET ASSET VALUE PER SHARE
Net Asset Value	$23.86	$30.33
Shares Outstanding	10,000	10,000

COST OF INVESTMENTS
Investments, at cost	$240,804	$244,694

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities April 30, 2026 (unaudited) (continued)
	WEBs Communication Services XLC Defined Volatility ETF	WEBs Utilities XLU Defined Volatility ETF
ASSETS
Investments, at value	$248,692	$261,237
Receivable for securities sold	—	1,663
Unrealized appreciation on Swap Agreements	24,311	25,573
TOTAL ASSETS	273,003	288,473

LIABILITIES
Payable to the Adviser	188	195
TOTAL LIABILITIES	188	195

NET ASSETS	$272,815	$288,278

COMPONENTS OF NET ASSETS
Paid-in capital	249,796	250,671
Total distributable earnings (accumulated loss)	23,019	37,607
NET ASSETS	$272,815	$288,278

NET ASSET VALUE PER SHARE
Net Asset Value	$27.28	$28.83
Shares Outstanding	10,000	10,000

COST OF INVESTMENTS
Investments, at cost	$238,649	$248,357

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities April 30, 2026 (unaudited) (continued)
WEBs Real Estate XLRE Defined Volatility ETF
ASSETS
Investments, at value	$232,946
Unrealized appreciation on Swap Agreements	14,044
TOTAL ASSETS	246,990

LIABILITIES
Payable to the Adviser	165
TOTAL LIABILITIES	165

NET ASSETS	$246,825

COMPONENTS OF NET ASSETS
Paid-in capital	250,296
Total distributable earnings (accumulated loss)	(3,471)
NET ASSETS	$246,825

NET ASSET VALUE PER SHARE
Net Asset Value	$24.68
Shares Outstanding	10,000

COST OF INVESTMENTS
Investments, at cost	$228,029

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (unaudited)
	WEBs SPY Defined Volatility ETF	WEBs QQQ Defined Volatility ETF
	For the Period Ended April 30, 2026	For the Period Ended April 30, 2026
INVESTMENT INCOME
Interest Income	$19,552	$31,229
Dividend Income	6,361	5,133
Total Investment Income	25,913	36,362

EXPENSES
Advisory fees	9,981	16,037
Total Expenses before Interest expense	9,981	16,037
Interest expense	—	—
Total Expenses	9,981	16,037
NET INVESTMENT INCOME (LOSS)	15,932	20,325

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in securities	53	(4,137)
Swap Agreements	64,187	2,892
Redemptions In-Kind	103,487	123,743
Net realized gain (loss)	167,727	122,498
Net change in unrealized appreciation (depreciation) on:
Investments in securities	(90,169)	(65,562)
Swap Agreements	(198,571)	(242,865)
Net change in unrealized appreciation (depreciation)	(288,740)	(308,427)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(121,013)	(185,929)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(105,081)	$(165,604)

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (unaudited) (continued)
	WEBs Energy XLE Defined Volatility ETF	WEBs Materials XLB Defined Volatility ETF
	For the Period Ended April 30, 2026	For the Period Ended April 30, 2026
INVESTMENT INCOME
Interest Income	$3,768	$1,835
Dividend Income	2,223	1,210
Total Investment Income	5,991	3,045

EXPENSES
Advisory fees	2,239	1,109
Total Expenses before Interest expense	2,239	1,109
Interest expense	36	50
Total Expenses	2,275	1,159
NET INVESTMENT INCOME (LOSS)	3,716	1,886

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap Agreements	(97,281)	(7,873)
Redemptions In-Kind	42,075	—
Net realized gain (loss)	(55,206)	(7,873)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	(24,204)	23,678
Swap Agreements	86,506	55,893
Net change in unrealized appreciation (depreciation)	62,302	79,571
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,096	71,698
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,812	$73,584

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (unaudited) (continued)
	WEBs Industrials XLI Defined Volatility ETF	WEBs Consumer Discretionary XLY Defined Volatility ETF
	For the Period Ended April 30, 2026	For the Period Ended April 30, 2026
INVESTMENT INCOME
Interest Income	$1,830	$1,838
Dividend Income	814	510
Total Investment Income	2,644	2,348

EXPENSES
Advisory fees	1,165	1,043
Total Expenses before Interest expense	1,165	1,043
Interest expense	—	30
Total Expenses	1,165	1,073
NET INVESTMENT INCOME (LOSS)	1,479	1,275

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap Agreements	(7,639)	(5,834)
Redemptions In-Kind	—	—
Net realized gain (loss)	(7,639)	(5,834)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	16,123	(1,806)
Swap Agreements	26,515	(21,024)
Net change in unrealized appreciation (depreciation)	42,638	(22,830)
NET REALIZED AND UNREALIZED GAIN (LOSS)	34,999	(28,664)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,478	$(27,389)

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (unaudited) (continued)
	WEBs Consumer Staples XLP Defined Volatility ETF	WEBs Health Care XLV Defined Volatility ETF
	For the Period Ended April 30, 2026	For the Period Ended April 30, 2026
INVESTMENT INCOME
Interest Income	$1,820	$5,463
Dividend Income	1,667	3,005
Total Investment Income	3,487	8,468

EXPENSES
Advisory fees	1,024	3,366
Total Expenses before Interest expense	1,024	3,366
Interest expense	—	20
Total Expenses	1,024	3,386
NET INVESTMENT INCOME (LOSS)	2,463	5,082

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in securities	(10)	—
Swap Agreements	(6,657)	(17,200)
Redemptions In-Kind	—	18,659
Net realized gain (loss)	(6,667)	1,459
Net change in unrealized appreciation (depreciation) on:
Investments in securities	12,374	(19,115)
Swap Agreements	28,420	30,571
Net change in unrealized appreciation (depreciation)	40,794	11,456
NET REALIZED AND UNREALIZED GAIN (LOSS)	34,127	12,915
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,590	$17,997

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (unaudited) (continued)
	WEBs Financial XLF Defined Volatility ETF	WEBs Technology XLK Defined Volatility ETF
	For the Period Ended April 30, 2026	For the Period Ended April 30, 2026
INVESTMENT INCOME
Interest Income	$1,798	$2,022
Dividend Income	1,050	364
Total Investment Income	2,848	2,386

EXPENSES
Advisory fees	1,021	1,189
Total Expenses before Interest expense	1,021	1,189
Interest expense	—	—
Total Expenses	1,021	1,189
NET INVESTMENT INCOME (LOSS)	1,827	1,197

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in securities	—	493
Swap Agreements	(8,288)	(10,278)
Redemptions In-Kind	—	—
Net realized gain (loss)	(8,288)	(9,785)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	(570)	7,836
Swap Agreements	2,801	(3,517)
Net change in unrealized appreciation (depreciation)	2,231	4,319
NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,057)	(5,466)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,230)	$(4,269)

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (unaudited) (continued)
	WEBs Communication Services XLC Defined Volatility ETF	WEBs Utilities XLU Defined Volatility ETF
	For the Period Ended April 30, 2026	For the Period Ended April 30, 2026
INVESTMENT INCOME
Interest Income	$1,789	$1,883
Dividend Income	851	1,868
Total Investment Income	2,640	3,751

EXPENSES
Advisory fees	1,162	1,136
Total Expenses before Interest expense	1,162	1,136
Interest expense	—	—
Total Expenses	1,162	1,136
NET INVESTMENT INCOME (LOSS)	1,478	2,615

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap Agreements	(9,760)	(5,011)
Redemptions In-Kind	—	—
Net realized gain (loss)	(9,760)	(5,011)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	1,974	6,850
Swap Agreements	1,788	12,250
Net change in unrealized appreciation (depreciation)	3,762	19,100
NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,998)	14,089
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,520)	$16,704

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (unaudited) (continued)
WEBs Real Estate XLRE Defined Volatility ETF
For the Period Ended April 30, 2026
INVESTMENT INCOME
Interest Income	$1,671
Dividend Income	2,095
Total Investment Income	3,766

EXPENSES
Advisory fees	974
Total Expenses before Interest expense	974
Interest expense	—
Total Expenses	974
NET INVESTMENT INCOME (LOSS)	2,792

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in securities	(61)
Swap Agreements	(11,444)
Redemptions In-Kind	—
Net realized gain (loss)	(11,505)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	10,357
Swap Agreements	19,520
Net change in unrealized appreciation (depreciation)	29,877
NET REALIZED AND UNREALIZED GAIN (LOSS)	18,372
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,164

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets
	WEBs SPY Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*
OPERATIONS
Net investment income (loss)	$15,932	$35,871
Net realized gain (loss)	167,727	(173,812)
Net change in unrealized appreciation (depreciation)	(288,740)	243,810
Net increase (decrease) in net assets resulting from operations	(105,081)	105,869

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(7,541)	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	532,516	3,460,345
Cost of Shares redeemed	(1,529,460)	(813,424)
Net increase (decrease) in net assets from capital transactions	(996,944)	2,646,921

Total increase (decrease) in net assets	(1,109,566)	2,752,790

NET ASSETS
Beginning of Period	2,752,790	—
End of Period	$1,643,224	$2,752,790

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	100,000	—
Shares issued	20,000	140,000
Shares redeemed	(60,000)	(40,000)
Net increase (decrease) in Shares Outstanding	(40,000)	100,000
Shares Outstanding, End of Period	60,000	100,000

* The Fund commenced operations on December 17, 2024.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs QQQ Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*
OPERATIONS
Net investment income (loss)	$20,325	$30,623
Net realized gain (loss)	122,498	(135,078)
Net change in unrealized appreciation (depreciation)	(308,427)	348,318
Net increase (decrease) in net assets resulting from operations	(165,604)	243,863

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(1,434)	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	2,666,852	5,002,976
Cost of Shares redeemed	(3,657,084)	(1,233,416)
Net increase (decrease) in net assets from capital transactions	(990,232)	3,769,560

Total increase (decrease) in net assets	(1,157,270)	4,013,423

NET ASSETS
Beginning of Period	4,013,423	—
End of Period	$2,856,153	$4,013,423

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	140,000	—
Shares issued	100,000	200,000
Shares redeemed	(140,000)	(60,000)
Net increase (decrease) in Shares Outstanding	(40,000)	140,000
Shares Outstanding, End of Period	100,000	140,000

* The Fund commenced operations on December 17, 2024.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Energy XLE Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$3,716	$1,737
Net realized gain (loss)	(55,206)	(1,830)
Net change in unrealized appreciation (depreciation)	62,302	11,472
Net increase (decrease) in net assets resulting from operations	10,812	11,379

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	1,698,733	249,875
Cost of Shares redeemed	(580,582)	—
Net increase (decrease) in net assets from capital transactions	1,118,151	249,875

Total increase (decrease) in net assets	1,128,963	261,254

NET ASSETS
Beginning of Period	261,254	—
End of Period	$1,390,217	$261,254

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	40,000	10,000
Shares redeemed	(15,000)	—
Net increase (decrease) in Shares Outstanding	25,000	10,000
Shares Outstanding, End of Period	35,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Materials XLB Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,886	$1,265
Net realized gain (loss)	(7,873)	(3,555)
Net change in unrealized appreciation (depreciation)	79,571	(33,001)
Net increase (decrease) in net assets resulting from operations	73,584	(35,291)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	—	250,362
Net increase (decrease) in net assets from capital transactions	—	250,362

Total increase (decrease) in net assets	73,584	215,071

NET ASSETS
Beginning of Period	215,071	—
End of Period	$288,655	$215,071

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	—	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	—	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Industrials XLI Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,479	$1,156
Net realized gain (loss)	(7,639)	(3,935)
Net change in unrealized appreciation (depreciation)	42,638	11,738
Net increase (decrease) in net assets resulting from operations	36,478	8,959

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	—	249,921
Net increase (decrease) in net assets from capital transactions	—	249,921

Total increase (decrease) in net assets	36,478	258,880

NET ASSETS
Beginning of Period	258,880	—
End of Period	$295,358	$258,880

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	—	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	—	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)

	WEBs Consumer Discretionary XLY Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,275	$870
Net realized gain (loss)	(5,834)	(2,910)
Net change in unrealized appreciation (depreciation)	(22,830)	15,597
Net increase (decrease) in net assets resulting from operations	(27,389)	13,557

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	—	249,916
Net increase (decrease) in net assets from capital transactions	—	249,916

Total increase (decrease) in net assets	(27,389)	263,473

NET ASSETS
Beginning of Period	263,473	—
End of Period	$236,084	$263,473

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	—	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	—	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Consumer Staples XLP Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$2,463	$1,510
Net realized gain (loss)	(6,667)	(3,593)
Net change in unrealized appreciation (depreciation)	40,794	(29,382)
Net increase (decrease) in net assets resulting from operations	36,590	(31,465)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(422)	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	—	250,509
Net increase (decrease) in net assets from capital transactions	—	250,509

Total increase (decrease) in net assets	36,168	219,044

NET ASSETS
Beginning of Period	219,044	—
End of Period	$255,212	$219,044

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	—	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	—	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Health Care XLV Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$5,082	$1,217
Net realized gain (loss)	1,459	(2,212)
Net change in unrealized appreciation (depreciation)	11,456	23,420
Net increase (decrease) in net assets resulting from operations	17,997	22,425

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	592,736	249,877
Cost of Shares redeemed	(306,651)	—
Net increase (decrease) in net assets from capital transactions	286,085	249,877

Total increase (decrease) in net assets	304,082	272,302

NET ASSETS
Beginning of Period	272,302	—
End of Period	$576,384	$272,302

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	20,000	10,000
Shares redeemed	(10,000)	—
Net increase (decrease) in Shares Outstanding	10,000	10,000
Shares Outstanding, End of Period	20,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Financial XLF Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,827	$1,071
Net realized gain (loss)	(8,288)	(3,932)
Net change in unrealized appreciation (depreciation)	2,231	(4,316)
Net increase (decrease) in net assets resulting from operations	(4,230)	(7,177)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	—	249,964
Net increase (decrease) in net assets from capital transactions	—	249,964

Total increase (decrease) in net assets	(4,230)	242,787

NET ASSETS
Beginning of Period	242,787	—
End of Period	$238,557	$242,787

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	—	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	—	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Technology XLK Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,197	$813
Net realized gain (loss)	(9,785)	11,829
Net change in unrealized appreciation (depreciation)	4,319	54,437
Net increase (decrease) in net assets resulting from operations	(4,269)	67,079

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(9,387)	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	—	249,832
Net increase (decrease) in net assets from capital transactions	—	249,832

Total increase (decrease) in net assets	(13,656)	316,911

NET ASSETS
Beginning of Period	316,911	—
End of Period	$303,255	$316,911

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	—	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	—	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Communication Services XLC Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,478	$1,064
Net realized gain (loss)	(9,760)	(4,117)
Net change in unrealized appreciation (depreciation)	3,762	30,592
Net increase (decrease) in net assets resulting from operations	(4,520)	27,539

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	—	249,796
Net increase (decrease) in net assets from capital transactions	—	249,796

Total increase (decrease) in net assets	(4,520)	277,335

NET ASSETS
Beginning of Period	277,335	—
End of Period	$272,815	$277,335

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	—	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	—	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Utilities XLU Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$2,615	$1,476
Net realized gain (loss)	(5,011)	74
Net change in unrealized appreciation (depreciation)	19,100	19,353
Net increase (decrease) in net assets resulting from operations	16,704	20,903

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	—	250,671
Net increase (decrease) in net assets from capital transactions	—	250,671

Total increase (decrease) in net assets	16,704	271,574

NET ASSETS
Beginning of Period	271,574	—
End of Period	$288,278	$271,574

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	—	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	—	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Real Estate XLRE Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$2,792	$1,576
Net realized gain (loss)	(11,505)	(13,114)
Net change in unrealized appreciation (depreciation)	29,877	(10,916)
Net increase (decrease) in net assets resulting from operations	21,164	(22,454)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(2,181)	—

CAPITAL TRANSACTIONS
Proceeds from Shares issued	—	250,296
Net increase (decrease) in net assets from capital transactions	—	250,296

Total increase (decrease) in net assets	18,983	227,842

NET ASSETS
Beginning of Period	227,842	—
End of Period	$246,825	$227,842

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	10,000	—
Shares issued	—	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	—	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights

For a share outstanding throughout the period presented.

	WEBs SPY Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*
NET ASSET VALUE, Beginning of Period	$27.53	$25.06
Income (loss) from operations:
Net investment income (loss)(1)	0.18	0.41
Net realized and unrealized gain (loss)	(0.24)	2.06
Total income (loss) from operations	(0.06)	2.47

Distributions to shareholders:
Net investment income	(0.08)	—
Net realized gain	—	—
Total distributions	(0.08)	—

NET ASSET VALUE, End of Period	$27.39	$27.53
MARKET PRICE, End of Period	$27.42	$27.59

NET ASSET VALUE, Total Return(2)	(0.24)%	9.85%
MARKET PRICE, Total Return(3)	(0.33)%	10.76%

Net assets, End of Period (thousands)	$1,643	$2,753

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	1.36%	1.99%
Portfolio turnover(7)	0%	28.46%
*	Commencement of investment operations on December 17, 2024.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs QQQ Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*
NET ASSET VALUE, Beginning of Period	$28.67	$25.17
Income (loss) from operations:
Net investment income (loss)(1)	0.14	0.33
Net realized and unrealized gain (loss)	(0.24)	3.17
Total income (loss) from operations	(0.10)	3.50

Distributions to shareholders:
Net investment income	(0.01)	—
Net realized gain	—	—
Total distributions	(0.01)	—

NET ASSET VALUE, End of Period	$28.56	$28.67
MARKET PRICE, End of Period	$28.53	$28.67

NET ASSET VALUE, Total Return(2)	(0.33)%	13.88%
MARKET PRICE, Total Return(3)	(0.44)%	14.42%

Net assets, End of Period (thousands)	$2,856	$4,013

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	1.08%	1.59%
Portfolio turnover(7)	14.67%	23.48%
*	Commencement of investment operations on December 17, 2024.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Energy XLE Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$26.13	$24.98
Income (loss) from operations:
Net investment income (loss)(1)	0.24	0.17
Net realized and unrealized gain (loss)	13.35	0.98
Total income (loss) from operations	13.59	1.15

Distributions to shareholders:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—

NET ASSET VALUE, End of Period	$39.72	$26.13
MARKET PRICE, End of Period	$39.71	$26.15

NET ASSET VALUE, Total Return(2)	52.04%	4.60%
MARKET PRICE, Total Return(3)	51.83%	2.23%

Net assets, End of Period (thousands)	$1,390	$261

Ratios of Average Net Assets
Net Expenses(4)(6)	0.86%(5)	0.85%
Net Investment Income (Loss)(4)(6)(7)	1.42%	2.40%
Portfolio turnover(8)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	The expense ratio excluding interest expense is 0.85%.
(6)	Excludes expenses of the underlying funds.
(7)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(8)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Materials XLB Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$21.51	$25.03
Income (loss) from operations:
Net investment income (loss)(1)	0.19	0.13
Net realized and unrealized gain (loss)	7.17	(3.65)
Total income (loss) from operations	7.36	(3.52)

Distributions to shareholders:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—

NET ASSET VALUE, End of Period	$28.87	$21.51
MARKET PRICE, End of Period	$28.91	$21.52

NET ASSET VALUE, Total Return(2)	34.21%	(14.06)%
MARKET PRICE, Total Return(3)	34.36%	(14.58)%

Net assets, End of Period (thousands)	$289	$215

Ratios of Average Net Assets
Net Expenses(4)(6)	0.87%(5)	0.85%
Net Investment Income (Loss)(4)(6)(7)	1.46%	1.92%
Portfolio turnover(8)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	The expense ratio excluding interest expense is 0.85%.
(6)	Excludes expenses of the underlying funds.
(7)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(8)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Industrials XLI Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$25.89	$24.98
Income (loss) from operations:
Net investment income (loss)(1)	0.15	0.12
Net realized and unrealized gain (loss)	3.50	0.79
Total income (loss) from operations	3.65	0.91

Distributions to shareholders:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—

NET ASSET VALUE, End of Period	$29.54	$25.89
MARKET PRICE, End of Period	$29.58	$25.92

NET ASSET VALUE, Total Return(2)	14.09%	3.63%
MARKET PRICE, Total Return(3)	14.13%	0.20%

Net assets, End of Period (thousands)	$295	$259

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	1.08%	1.65%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Consumer Discretionary XLY Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$26.35	$24.98
Income (loss) from operations:
Net investment income (loss)(1)	0.13	0.09
Net realized and unrealized gain (loss)	(2.87)	1.28
Total income (loss) from operations	(2.74)	1.37

Distributions to shareholders:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—

NET ASSET VALUE, End of Period	$23.61	$26.35
MARKET PRICE, End of Period	$23.63	$26.37

NET ASSET VALUE, Total Return(2)	(10.40)%	5.47%
MARKET PRICE, Total Return(3)	(10.39)%	4.71%

Net assets, End of Period (thousands)	$236	$263

Ratios of Average Net Assets
Net Expenses(4)(6)	0.86%(5)	0.85%
Net Investment Income (Loss)(4)(6)(7)	1.05%	1.23%
Portfolio turnover(8)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	The expense ratio excluding interest expense is 0.85%.
(6)	Excludes expenses of the underlying funds.
(7)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(8)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Consumer Staples XLP Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$21.90	$25.04
Income (loss) from operations:
Net investment income (loss)(1)	0.25	0.15
Net realized and unrealized gain (loss)	3.41	(3.29)
Total income (loss) from operations	3.66	(3.14)

Distributions to shareholders:
Net investment income	(0.04)	—
Net realized gain	—	—
Total distributions	(0.04)	—

NET ASSET VALUE, End of Period	$25.52	$21.90
MARKET PRICE, End of Period	$25.41	$21.93

NET ASSET VALUE, Total Return(2)	16.73%	(12.53)%
MARKET PRICE, Total Return(3)	16.05%	(12.43)%

Net assets, End of Period (thousands)	$255	$219

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	2.05%	2.27%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Health Care XLV Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$27.23	$24.98
Income (loss) from operations:
Net investment income (loss)(1)	0.20	0.12
Net realized and unrealized gain (loss)	1.39	2.13
Total income (loss) from operations	1.59	2.25

Distributions to shareholders:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—

NET ASSET VALUE, End of Period	$28.82	$27.23
MARKET PRICE, End of Period	$28.83	$27.27

NET ASSET VALUE, Total Return(2)	5.84%	9.02%
MARKET PRICE, Total Return(3)	5.73%	6.25%

Net assets, End of Period (thousands)	$576	$272

Ratios of Average Net Assets
Net Expenses(4)(6)	0.85%(5)	0.85%
Net Investment Income (Loss)(4)(6)(7)	1.29%	1.70%
Portfolio turnover(8)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	The expense ratio excluding interest expense is 0.85%.
(6)	Excludes expenses of the underlying funds.
(7)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(8)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Financial XLF Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$24.28	$24.99
Income (loss) from operations:
Net investment income (loss)(1)	0.18	0.11
Net realized and unrealized gain (loss)	(0.60)	(0.82)
Total income (loss) from operations	(0.42)	(0.71)

Distributions to shareholders:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—

NET ASSET VALUE, End of Period	$23.86	$24.28
MARKET PRICE, End of Period	$23.88	$24.30

NET ASSET VALUE, Total Return(2)	(1.74)%	(2.83)%
MARKET PRICE, Total Return(3)	(1.71)%	(4.10)%

Net assets, End of Period (thousands)	$239	$243

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	1.52%	1.54%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Technology XLK Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$31.69	$24.97
Income (loss) from operations:
Net investment income (loss)(1)	0.12	0.08
Net realized and unrealized gain (loss)	(0.54)	6.64
Total income (loss) from operations	(0.42)	6.72

Distributions to shareholders:
Net investment income	—	—
Net realized gain	(0.94)	—
Total distributions	(0.94)	—

NET ASSET VALUE, End of Period	$30.33	$31.69
MARKET PRICE, End of Period	$30.34	$31.72

NET ASSET VALUE, Total Return(2)	(1.19)%	26.90%
MARKET PRICE, Total Return(3)	(1.23)%	25.70%

Net assets, End of Period (thousands)	$303	$317

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	0.86%	1.07%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Communication Services XLC Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$27.73	$24.97
Income (loss) from operations:
Net investment income (loss)(1)	0.15	0.11
Net realized and unrealized gain (loss)	(0.60)	2.65
Total income (loss) from operations	(0.45)	2.76

Distributions to shareholders:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—

NET ASSET VALUE, End of Period	$27.28	$27.73
MARKET PRICE, End of Period	$27.28	$27.76

NET ASSET VALUE, Total Return(2)	(1.63)%	11.07%
MARKET PRICE, Total Return(3)	(1.74)%	10.00%

Net assets, End of Period (thousands)	$273	$277

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	1.08%	1.41%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Utilities XLU Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$27.16	$25.06
Income (loss) from operations:
Net investment income (loss)(1)	0.26	0.15
Net realized and unrealized gain (loss)	1.41	1.95
Total income (loss) from operations	1.67	2.10

Distributions to shareholders:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—

NET ASSET VALUE, End of Period	$28.83	$27.16
MARKET PRICE, End of Period	$28.81	$27.20

NET ASSET VALUE, Total Return(2)	6.15%	8.38%
MARKET PRICE, Total Return(3)	5.90%	10.21%

Net assets, End of Period (thousands)	$288	$272

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	1.96%	2.06%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Real Estate XLRE Defined Volatility ETF
	For the Period Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$22.78	$25.02
Income (loss) from operations:
Net investment income (loss)(1)	0.28	0.16
Net realized and unrealized gain (loss)	1.84	(2.40)
Total income (loss) from operations	2.12	(2.24)

Distributions to shareholders:
Net investment income	(0.22)	—
Net realized gain	—	—
Total distributions	(0.22)	—

NET ASSET VALUE, End of Period	$24.68	$22.78
MARKET PRICE, End of Period	$24.70	$22.81

NET ASSET VALUE, Total Return(2)	9.38%	(8.93)%
MARKET PRICE, Total Return(3)	9.36%	(9.29)%

Net assets, End of Period (thousands)	$247	$228

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	2.44%	2.38%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized for period less than one year, except for interest expenses.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited)

NOTE 1 — ORGANIZATION

WEBs ETF Trust (formerly, Syntax ETF Trust) (the “Trust”) is a Delaware statutory trust organized on June 27, 2013 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple series, of which the following thirteen series are covered in this report (each a “Fund” and collectively, the “Funds”): WEBs SPY Defined Volatility ETF, WEBs QQQ Defined Volatility ETF, WEBs Energy XLE Defined Volatility ETF, WEBs Materials XLB Defined Volatility ETF, WEBs Industrials XLI Defined Volatility ETF, WEBs Consumer Discretionary XLY Defined Volatility ETF, WEBs Consumer Staples XLP Defined Volatility ETF, WEBs Health Care XLV Defined Volatility ETF, WEBs Financial XLF Defined Volatility ETF, WEBs Technology XLK Defined Volatility ETF, WEBs Communication Services XLC Defined Volatility ETF, WEBs Utilities XLU Defined Volatility ETF and WEBs Real Estate XLRE Defined Volatility ETF. Each investment series operates as an exchange-traded fund (“ETF”). Shares of the Funds (“Shares”) are listed on Nasdaq, Inc. The Funds are classified as “non-diversified” under the 1940 Act.

Each Fund is managed by WEBs Investments Inc. (the “Adviser”), who serves as the investment adviser to the Funds. Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. The Adviser and Vident are referred collectively as the “Advisers”. The investment objective of the Funds is to provide investment results that, before fees and expenses, correspond to the performance of their respective index (each, an “Index”). The following table details the Index and commencement of operations of each Fund.

Fund Name	Index	Commencement of operations
WEBs SPY Defined Volatility ETF	Syntax Defined Volatility US Large Cap 500 Index	December 17, 2024
WEBs QQQ Defined Volatility ETF	Syntax Defined Volatility Triple Q’s Index	December 17, 2024
WEBs Energy XLE Defined Volatility ETF	Syntax Defined Volatility XLE Index	July 23, 2025
WEBs Materials XLB Defined Volatility ETF	Syntax Defined Volatility XLB Index	July 23, 2025
WEBs Industrials XLI Defined Volatility ETF	Syntax Defined Volatility XLI Index	July 23, 2025
WEBs Consumer Discretionary XLY Defined Volatility ETF	Syntax Defined Volatility XLY Index	July 23, 2025
WEBs Consumer Staples XLP Defined Volatility ETF	Syntax Defined Volatility XLP Index	July 23, 2025
WEBs Health Care XLV Defined Volatility ETF	Syntax Defined Volatility XLV Index	July 23, 2025
WEBs Financial XLF Defined Volatility ETF	Syntax Defined Volatility XLF Index	July 23, 2025
WEBs Technology XLK Defined Volatility ETF	Syntax Defined Volatility XLK Index	July 23, 2025
WEBs Communication Services XLC Defined Volatility ETF	Syntax Defined Volatility XLC Index	July 23, 2025
WEBs Utilities XLU Defined Volatility ETF	Syntax Defined Volatility XLU Index	July 23, 2025
WEBs Real Estate XLRE Defined Volatility ETF	Syntax Defined Volatility XLRE Index	July 23, 2025

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

a. Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the FASB Accounting Standards Codification (‘‘ASC’’). Each Fund is an investment company and follows the accounting and reporting guidance in FASB ASC Topic 946 ‘‘Financial Services — Investment Companies.’’

b. Investment Valuation

Net asset value (“NAV”) per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The Funds’ NAVs are calculated by the Administrator and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Trust’s Board of Trustees (“Board”) designated the Adviser as the valuation designee (“Valuation Designee”) responsible for the fair valuation function and performing fair value determinations as needed. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in rule 2a-5 of the 1940 Act. When the Valuation Designee determines that the price of a security is not readily available or deemed unreliable, it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Exchange-traded funds listed on an exchange or on the Nasdaq National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 in the fair value hierarchy. If no sales occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2.

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value, and characterized as Level 2.

Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities

•        Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 — significant unobservable inputs (including assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of April 30, 2026:

WEBs SPY Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$798,432	$—	$—	$798,432
Short-Term Investments
Time Deposits	—	954,727	—	954,727
Total Investments	$798,432	$954,727	$—	$1,753,159
Other Financial Instruments
Liabilities
Total Return Swaps	—	(108,960)	—	(108,960)
WEBs QQQ Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$1,410,267	$—	$—	$1,410,267
Short-Term Investments
Time Deposits	—	1,537,256	—	1,537,256
Total Investments	$1,410,267	$1,537,256	$—	$2,947,523
Other Financial Instruments
Liabilities
Total Return Swaps	—	(89,171)	—	(89,171)

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)
WEBs Energy XLE Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$612,128	$—	$—	$612,128
Short-Term Investments
Time Deposits	—	710,271	—	710,271
Total Investments	$612,128	$710,271	$—	$1,322,399
Other Financial Instruments
Assets
Total Return Swaps	—	94,078	—	94,078
WEBs Materials XLB Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$141,131	$—	$—	$141,131
Short-Term Investments
Time Deposits	—	120,000	—	120,000
Total Investments	$141,131	$120,000	$—	$261,131
Other Financial Instruments
Assets
Total Return Swaps	—	31,475	—	31,475
WEBs Industrials XLI Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$144,203	$—	$—	$144,203
Short-Term Investments
Time Deposits	—	116,439	—	116,439
Total Investments	$144,203	$116,439	$—	$260,642
Other Financial Instruments
Assets
Total Return Swaps	—	34,916	—	34,916
WEBs Consumer Discretionary XLY Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$132,315	$—	$—	$132,315
Short-Term Investments
Time Deposits	—	120,000	—	120,000
Total Investments	$132,315	$120,000	$—	$252,315
Other Financial Instruments
Liabilities
Total Return Swaps	—	(13,505)	—	(13,505)

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)
WEBs Consumer Staples XLP Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$129,753	$—	$—	$129,753
Short-Term Investments
Time Deposits	—	118,360	—	118,360
Total Investments	$129,753	$118,360	$—	$248,113
Other Financial Instruments
Assets
Total Return Swaps	—	7,272	—	7,272
WEBs Health Care XLV Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$277,673	$—	$—	$277,673
Short-Term Investments
Time Deposits	—	255,322	—	255,322
Total Investments	$277,673	$255,322	$—	$532,995
Other Financial Instruments
Assets
Total Return Swaps	—	43,796	—	43,796
WEBs Financial XLF Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$123,809	$—	$—	$123,809
Short-Term Investments
Time Deposits	—	115,689	—	115,689
Total Investments	$123,809	$115,689	$—	$239,498
Other Financial Instruments
Liabilities
Total Return Swaps	—	(779)	—	(779)
WEBs Technology XLK Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$147,378	$—	$—	$147,378
Short-Term Investments
Time Deposits	—	125,124	—	125,124
Total Investments	$147,378	$125,124	$—	$272,502
Other Financial Instruments
Assets
Total Return Swaps	—	30,948	—	30,948

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)
WEBs Communication Services XLC Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$135,268	$—	$—	$135,268
Short-Term Investments
Time Deposits	—	113,424	—	113,424
Total Investments	$135,268	$113,424	$—	$248,692
Other Financial Instruments
Assets
Total Return Swaps	—	24,311	—	24,311
WEBs Utilities XLU Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$139,519	$—	$—	$139,519
Short-Term Investments
Time Deposits	—	121,718	—	121,718
Total Investments	$139,519	$121,718	$—	$261,237
Other Financial Instruments
Assets
Total Return Swaps	—	25,573	—	25,573
WEBs Real Estate XLRE Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$130,714	$—	$—	$130,714
Short-Term Investments
Time Deposits	—	102,232	—	102,232
Total Investments	$130,714	$102,232	$—	$232,946
Other Financial Instruments
Assets
Total Return Swaps	—	14,044	—	14,044

The Funds did not hold any investments during the current period ended April 30, 2026, with significant unobservable inputs categorized as Level 3.

c. Derivatives

SWAP AGREEMENTS

The Funds invest in swap agreements that reference their respective underlying ETF (the “Underlying ETF”), by investing, under normal market conditions, at least 80% of their net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the respective Index. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Funds expect to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

one year to provide exposure to the investment performance of the Index. The terms of the Funds’ OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Funds’ obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Certain agreements are structured so that the finance fee is paid at regular intervals, while asset income and any capital appreciation or depreciation are settled at maturity. Alternatively, all three components may be paid periodically upon a change in the notional value of the contract, with a final settlement at maturity. The payment frequency of open swap agreements as of period-end is disclosed in the Schedule of Investments.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments are recorded as realized gains or losses, respectively. Gains and losses are realized upon reset and/or termination of a swap contract or when receipts or payments are exchanged.

TOTAL RETURN SWAPS

The Funds enter into total return swaps to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as OBFR (Overnight Bank Funding Rate) +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Funds are recorded as realized gain or loss from swap agreements on the Statements of Operations.

d. Summary of Derivatives Information

The following tables present the value of derivatives held as of April 30, 2026, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

		Asset Derivatives		Liability Derivatives
Fund name	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation	Statements of Assets and Liabilities	Unrealized Depreciation
WEBs SPY Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$108,960
	Total		$—		$108,960
WEBs QQQ Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$89,171
	Total		$—		$89,171
WEBs Energy XLE Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$94,078	Unrealized depreciation on swap agreements	$—
	Total		$94,078		$—

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)
		Asset Derivatives		Liability Derivatives
Fund name	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation	Statements of Assets and Liabilities	Unrealized Depreciation
WEBs Materials XLB Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$31,475	Unrealized depreciation on swap agreements	$—
	Total		$31,475		$—
WEBs Industrials XLI Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$34,916	Unrealized depreciation on swap agreements	$—
	Total		$34,916		$—
WEBs Consumer Discretionary XLY Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$13,505
	Total		$—		$13,505
WEBs Consumer Staples XLP Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$7,272	Unrealized depreciation on swap agreements	$—
	Total		$7,272		$—
WEBs Health Care XLV Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$43,796	Unrealized depreciation on swap agreements	$—
	Total		$43,796		$—
WEBs Financial XLF Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$779
	Total		$—		$779
WEBs Technology XLK Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$30,948	Unrealized depreciation on swap agreements	$—
	Total		$30,948		$—
WEBs Communication Services XLC Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$24,311	Unrealized depreciation on swap agreements	$—
	Total		$24,311		$—
WEBs Utilities XLU Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$25,573	Unrealized depreciation on swap agreements	$—
	Total		$25,573		$—
WEBs Real Estate XLRE Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$14,044	Unrealized depreciation on swap agreements	$—
	Total		$14,044		$—

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

The following tables present the effect of derivatives in the Statements of Operations for the period ended April 30, 2026, by primary underlying risk exposure:

Fund name	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
WEBs SPY Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$64,187	$(198,571)
	Total		$64,187	$(198,571)
WEBs QQQ Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$2,892	$(242,865)
	Total		$2,892	$(242,865)
WEBs Energy XLE Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(97,281)	$86,506
	Total		$(97,281)	$86,506
WEBs Materials XLB Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(7,873)	$55,893
	Total		$(7,873)	$55,893
WEBs Industrials XLI Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(7,639)	$26,515
	Total		$(7,639)	$26,515
WEBs Consumer Discretionary XLY Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(5,834)	$(21,024)
	Total		$(5,834)	$(21,024)
WEBs Consumer Staples XLP Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(6,657)	$28,420
	Total		$(6,657)	$28,420

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)
Fund name	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
WEBs Health Care XLV Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(17,200)	$30,571
	Total		$(17,200)	$30,571
WEBs Financial XLF Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(8,288)	$2,801
	Total		$(8,288)	$2,801
WEBs Technology XLK Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(10,278)	$(3,517)
	Total		$(10,278)	$(3,517)
WEBs Communication Services XLC Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(9,760)	$1,788
	Total		$(9,760)	$1,788
WEBs Utilities XLU Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(5,011)	$12,250
	Total		$(5,011)	$12,250
WEBs Real Estate XLRE Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(11,444)	$19,520
	Total		$(11,444)	$19,520

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

The table below disclose the monthly average notional contract amount of the Funds’ derivatives contracts traded during the period ended April 30, 2026 (for the months when Funds invested in the instrument):

Fund Name	Average notional amount
WEBs SPY Defined Volatility ETF
Swap Agreements(1)	$ 2,564,168
WEBs QQQ Defined Volatility ETF
Swap Agreements(1)	2,898,264
WEBs Energy XLE Defined Volatility ETF
Swap Agreements(1)	700,240
WEBs Materials XLB Defined Volatility ETF
Swap Agreements(1)	302,895
WEBs Industrials XLI Defined Volatility ETF
Swap Agreements(1)	282,250
WEBs Consumer Discretionary XLY Defined Volatility ETF
Swap Agreements(1)	207,108
WEBs Consumer Staples XLP Defined Volatility ETF
Swap Agreements(1)	222,611
WEBs Health Care XLV Defined Volatility ETF
Swap Agreements(1)	707,627
WEBs Financial XLF Defined Volatility ETF
Swap Agreements(1)	319,941
WEBs Technology XLK Defined Volatility ETF
Swap Agreements(1)	240,330
WEBs Communication Services XLC Defined Volatility ETF
Swap Agreements(1)	383,525
WEBs Utilities XLU Defined Volatility ETF
Swap Agreements(1)	313,454
WEBs Real Estate XLRE Defined Volatility ETF
Swap Agreements(1)	272,833

(1) Positions were open for six months during the reporting period.

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “MA”) with their OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Funds’ net liability, held by the defaulting party, may be delayed or denied. The Funds’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Funds decline below specific levels (“net asset contingent features”). If these levels are triggered, the Funds’ OTC counterparty has the right to terminate such transaction and require the Funds to pay or receive a settlement amount in

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Funds’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Funds as of April 30, 2026.

WEBs SPY Defined Volatility ETF

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Pledged*	Net Amount of Derivatives Liabilities
Clear Street LLC	$108,960	$—	$108,960	$(108,960)	$—
Total	$108,960	$—	$108,960	$(108,960)	$—

WEBs QQQ Defined Volatility ETF

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Pledged*	Net Amount of Derivatives Liabilities
Clear Street LLC	$89,171	$—	$89,171	$(89,171)	$—
Total	$89,171	$—	$89,171	$(89,171)	$—

WEBs Energy XLE Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Wells Fargo	$94,078	$—	$94,078	$—	$94,078
Total	$94,078	$—	$94,078	$—	$94,078

WEBs Materials XLB Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Clear Street LLC	$31,475	$—	$31,475	$—	$31,475
Total	$31,475	$—	$31,475	$—	$31,475

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

WEBs Industrials XLI Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Cantor Fitzgerald	$34,916	$—	$34,916	$—	$34,916
Total	$34,916	$—	$34,916	$—	$34,916

WEBs Consumer Discretionary XLY Defined Volatility ETF

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Pledged*	Net Amount of Derivatives Liabilities
Clear Street LLC	$13,505	$—	$13,505	$(13,505)	$—
Total	$13,505	$—	$13,505	$(13,505)	$—

WEBs Consumer Staples XLP Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Cantor Fitzgerald	$7,272	$—	$7,272	$—	$7,272
Total	$7,272	$—	$7,272	$—	$7,272

WEBs Health Care XLV Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Clear Street LLC	$43,796	$—	$43,796	$—	$43,796
Total	$43,796	$—	$43,796	$—	$43,796

WEBs Financial XLF Defined Volatility ETF

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Pledged*	Net Amount of Derivatives Liabilities
Cantor Fitzgerald	$779	$—	$779	$(779)	$—
Total	$779	$—	$779	$(779)	$—

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

WEBs Technology XLK Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Wells Fargo	$30,948	$—	$30,948	$—	$30,948
Total	$30,948	$—	$30,948	$—	$30,948

WEBs Communication Services XLC Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Cantor Fitzgerald	$24,311	$—	$24,311	$—	$24,311
Total	$24,311	$—	$24,311	$—	$24,311

WEBs Utilities XLU Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Wells Fargo	$25,573	$—	$25,573	$—	$25,573
Total	$25,573	$—	$25,573	$—	$25,573

WEBs Real Estate XLRE Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Wells Fargo	$14,044	$—	$14,044	$—	$14,044
Total	$14,044	$—	$14,044	$—	$14,044

^   Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

*   The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

e. Security Transactions and Net Investment Income

Security transactions are recorded on the trade date. Net realized gains and losses from sales of securities are determined using the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts using the constant yield method. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.

f. Short-term Instruments

The Funds may invest in short-term instruments (with maturities of less than one year), including money market instruments, cash and cash equivalents, on an ongoing basis to achieve its investment objective, provide liquidity or for other reasons.

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

g. Dividend Distributions

The Funds expect to declare and distribute all its net investment income, if any, to shareholders as dividends annually. The Funds will distribute capital gains, if any, at least annually. Distributions to shareholders are determined in accordance with federal income tax regulations and recorded on the ex-dividend date.

h. Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i. Federal Income Taxes

It is the Funds’ intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required.

j. Segment Reporting

An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entities’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

NOTE 3 — INVESTMENT ADVISORY AND OTHER AGREEMENTS

Adviser

WEBs Investments Inc. serves as the investment adviser to the Funds and, subject to the supervision of the Board, is responsible for the investment management of the Funds, executed through the selection of the sub-adviser(s) for portfolio management and other agreed upon activities. In addition, the Adviser continuously reviews, supervises and administers the Funds’ investment program. The Adviser has been a registered investment adviser since October 2024.

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Management Agreement”), each Fund has agreed to pay an annual unitary management fee to the Adviser in an amount equal to 0.85% of its average daily net assets under which the investment adviser pays substantially all expenses of the Funds (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to each Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the trustees that are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

extraordinary expenses. The Adviser maintains the right to make payment of other expenses in connection with the Independent Trustees and their counsel, provided, however, if the Adviser does not make these payments when due, such payments shall be payable by the Trust and allocated to the Funds.

Under the terms of the Westwood Management Company (“WMC”) Agreement with the Adviser, WMC, located at 200 Crescent Court, Suite 1200 Dallas, TX 75201, provides the Trust sales and distribution services, administers the Trust’s proxy voting services, and other support services related to liquidity monitoring and derivatives risk management. For sales and distribution services, the Adviser pays fees to Salient Capital, LP, an affiliate of WMC, which fees are reimbursed by WMC up to certain thresholds. Westwood Holdings Group, Inc. (“Westwood”), the parent company of WMC, has made a minority investment in WEBs Investments, Inc. and has a representation on the Adviser’s board of directors.

Sub-Adviser

Pursuant to an investment sub-advisory agreement between the Adviser, Vident and the Trust, on behalf of the Funds (the “Vident Agreement”), the Adviser has agreed to pay an annual sub-advisory fee to Vident based on the Funds’ average daily net assets. The Adviser is responsible for paying the entirety of Vident’s sub-advisory fee. The Funds do not directly pay Vident.

Vident serves as sub-adviser to the Funds and performs the day-to-day management of the Funds’ assets and places orders for the purchase and sale of securities for the Funds. Vident was established in 2016.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Co is the Administrator for the Funds, the Transfer Agent to the Funds and the Custodian for the Funds’ assets. As of April 30, 2026, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Distributor and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) is the distributor of the Creation Units of the Funds. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Adviser Compliance Associates, LLC doing business as ACA Group (“ACA”) provides the Trust with a Chief Compliance Officer and Principal Financial Officer. As of April 30, 2026, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd serves as the independent registered public accounting firm for the Trust. As of April 30, 2026, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

Legal Counsel

Chapman and Cutler LLP serves as legal counsel to the Trust. As of April 30, 2026, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Board of Trustees

The Board of Trustees is responsible for overseeing the management and business affairs of the Funds. The Board oversees the operations of the Funds by its officers. The Board also reviews management of each Fund’s assets by the investment adviser and sub-adviser. The Adviser maintains the right to make payment of other expenses in connection with the Independent Trustees and their counsel, provided, however, if the Adviser does not make these payments when due, such payments shall be payable by the Trust and allocated to the Funds.

NOTE 4 — INVESTMENT TRANSACTIONS

Investment transactions (excluding in-kind subscriptions and redemptions, derivatives and short-term investments) for the period ended April 30, 2026 were as follows:

Fund	Purchases	Sales
WEBs SPY Defined Volatility ETF	$—	$3,439
WEBs QQQ Defined Volatility ETF	258,534	256,893
WEBs Energy XLE Defined Volatility ETF	174,864	—
WEBs Materials XLB Defined Volatility ETF	—	—
WEBs Industrials XLI Defined Volatility ETF	—	—
WEBs Consumer Discretionary XLY Defined Volatility ETF	—	—
WEBs Consumer Staples XLP Defined Volatility ETF	—	235
WEBs Health Care XLV Defined Volatility ETF	—	—
WEBs Financial XLF Defined Volatility ETF	—	—
WEBs Technology XLK Defined Volatility ETF	—	4,376
WEBs Communication Services XLC Defined Volatility ETF	—	—
WEBs Utilities XLU Defined Volatility ETF	—	—
WEBs Real Estate XLRE Defined Volatility ETF	—	1,178

For the period ended April 30, 2026, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
WEBs SPY Defined Volatility ETF	$258,978	$736,381
WEBs QQQ Defined Volatility ETF	1,018,269	1,522,589
WEBs Energy XLE Defined Volatility ETF	545,000	254,805
WEBs Materials XLB Defined Volatility ETF	—	—
WEBs Industrials XLI Defined Volatility ETF	—	—
WEBs Consumer Discretionary XLY Defined Volatility ETF	—	—
WEBs Consumer Staples XLP Defined Volatility ETF	—	—
WEBs Health Care XLV Defined Volatility ETF	286,593	145,646
WEBs Financial XLF Defined Volatility ETF	—	—
WEBs Technology XLK Defined Volatility ETF	—	—
WEBs Communication Services XLC Defined Volatility ETF	—	—
WEBs Utilities XLU Defined Volatility ETF	—	—
WEBs Real Estate XLRE Defined Volatility ETF	—	—

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

NOTE 5 — ISSUANCE AND REDEMPTION OF FUND SHARES

Individual Funds Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) when buying or selling Fund Shares on the secondary market (“bid-ask spread”). A Fund will only issue or redeem shares that have been aggregated into blocks of shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. A Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. A transaction fee of $250 is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. The Creation/Redemption Transaction Fee may be waived for a Fund when the Adviser believes that waiver of such fee is in the best interest of the Fund. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions.

NOTE 6 — FEDERAL INCOME TAXES

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by a Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:

Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
WEBs SPY Defined Volatility ETF	$1,706,471	$64,030	$(126,302)	$(62,272)
WEBs QQQ Defined Volatility ETF	2,836,870	129,062	(107,580)	21,482
WEBs Energy XLE Defined Volatility ETF	1,342,703	94,078	(20,304)	73,774
WEBs Materials XLB Defined Volatility ETF	246,036	46,570	—	46,570
WEBs Industrials XLI Defined Volatility ETF	241,182	54,376	—	54,376
WEBs Consumer Discretionary XLY Defined Volatility ETF	246,043	6,272	(13,505)	(7,233)
WEBs Consumer Staples XLP Defined Volatility ETF	243,973	11,412	—	11,412

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)
Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
WEBs Health Care XLV Defined Volatility ETF	541,915	43,796	(8,920)	34,876
WEBs Financial XLF Defined Volatility ETF	240,804	—	(2,085)	(2,085)
WEBs Technology XLK Defined Volatility ETF	244,694	58,756	—	58,756
WEBs Communication Services XLC Defined Volatility ETF	238,649	34,354	—	34,354
WEBs Utilities XLU Defined Volatility ETF	248,357	38,453	—	38,453
WEBs Real Estate XLRE Defined Volatility ETF	228,029	18,961	—	18,961

The reason for the differences between book and tax basis unrealized appreciation/(depreciation) is due to wash sales.

NOTE 7 — INDEMNIFICATION

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 — RISKS

As with all investments, there are certain risks of investing in the Funds. Fund Shares will change in value, and you could lose money by investing in the Funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. Additional principal risks are disclosed in each Fund’s respective prospectus. Please refer to the respective Fund’s prospectus for a complete description of the principal risks of investing in a Fund.

Cash Position Risk

A Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Funds may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause a Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Concentration Risk

Each Fund will concentrate in the securities of a particular industry or group of industries to the same extent as its Underlying ETF. To the extent a Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified. A significant exposure makes a Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Defined Volatility Strategy Risk

A Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Funds may reduce exposure to the respective Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Funds may increase exposure to their respective Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

Derivatives Risk

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Equity Securities Risk

The Funds’ exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Market Risk

Overall securities market risks will affect the value of individual instruments in which the Funds invest, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters,

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

public health emergencies and political events affect the markets in which the Funds invest. The adverse impact of any one or more of these events on the market value of the Funds’ investments could be significant and cause losses. In stressed market conditions, the market for the Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Funds and the underlying value of those shares.

Non-Diversification Risk

Each Fund is classified as “non-diversified” under the 1940 Act. As a result, the Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). A Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Swap Agreement Risk

Each Fund expects to use swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Funds’ swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, a Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Funds are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify a Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving their investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Funds will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Funds may incur through their derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

Underlying ETF Risk

Because the Funds seek exposure to their respective Underlying ETF, the Funds’ investment performance largely depends on the investment performance and associated risks of the Underlying ETF. Each Underlying ETF is subject to many of the same structural risks as the Funds. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, each Fund may be subject to the following risks as a result of its exposure to its respective Underlying ETF:

Equity Securities Risk

Each Underlying ETF invests in equity securities, and therefore each Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk (WEBs SPY Defined Volatility ETF and WEBs QQQ Defined Volatility ETF)

Each Underlying ETF invests significantly in information technology companies, which results in each Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Energy Sector Risk (WEBs Energy XLE Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that is more diversified. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

Materials Sector Risk (WEBs Materials XLB Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the materials sector, which means the Fund will be more affected by the performance of the materials sector than a fund that is more diversified. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Industrials Sector Risk (WEBs Industrials XLI Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Consumer Discretionary Sector Risk (WEBs Consumer Discretionary XLY Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the consumer discretionary sector, which means the Fund will be more affected by the performance of the consumer discretionary sector than a fund that is more diversified. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Consumer Staples Sector Risk (WEBs Consumer Staples XLP Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the consumer staples sector, which means the Fund will be more affected by the performance of the consumer staples sector than a fund that is more diversified. Consumer staples companies are subject to government regulation affecting their products

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Health Care Sector Risk (WEBs Health Care XLV Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the health care sector, which means the Fund will be more affected by the performance of the health care sector than a fund that is more diversified. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Financial Sector Risk (WEBs Financial XLF Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

Technology Sector Risk (WEBs Technology XLK Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the technology sector, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Communication Services Sector Risk (WEBs Communication Services XLC Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the communication services sector, which means the Fund will be more affected by the performance of the communication services sector than a fund that is more diversified. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Utilities Sector Risk (WEBs Utilities XLU Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that is more diversified. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Among the risks that may affect utility companies are the following: risks increase in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Real Estate Sector Risk (WEBs Real Estate XLRE Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the real estate sector, which means the Fund will be more affected by the performance of the real estate sector than a fund that is more diversified. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

REIT Risk (WEBs Real Estate XLRE Defined Volatility ETF)

REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable tax or regulatory treatment.

Large Capitalization Companies Risk

Each Underlying ETF invests in the securities of large capitalization companies, which results in each Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs ETF Trust Notes to Financial Statements April 30, 2026 (unaudited) (continued)

NOTE 9 — SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

WEBs ETF Trust Additional Information April 30, 2026 (unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Funds’ accountants during the period ended April 30, 2026.

Proxy Disclosures

There were no matters submitted for vote by shareholders of any Fund during the period ended April 30, 2026.

Remuneration Paid to Directors, Officers, and Others

Pursuant to the Advisory Agreement, the Adviser is paid a unitary management fee which is designed to pay the Funds’ ordinary operating expenses, subject to certain exclusions. The Adviser maintains the right to make payment of other expenses in connection with the Independent Trustees and their counsel, provided, however, if the Adviser does not make these payments when due, such payments shall be payable by the Trust and allocated to the Funds. As such, the Adviser pays remuneration to the Independent Trustees on behalf of the Funds. No officer, director or employee of the Adviser, its affiliates or subsidiaries receives any compensation from the Trust for serving as an officer or trustee of the Trust. ACA provides the Trust with a Chief Compliance Officer and Principal Financial Officer. As of April 30, 2026, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

WEBs ETF Trust

Adviser

WEBs Investments Inc.
2497 Aspen Springs Drive
Park City, UT 84060

Sub-Adviser

Vident
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110

Distributor

Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, Illinois 60606

(b)     The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 10.     Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Information included in Item 7, if applicable.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16.     Controls and Procedures.

(a)     The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.     Recovery of Erroneously Awarded Compensation.

(a)     Not applicable.

(b)     Not applicable.

Item 19.     Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WEBs ETF Trust
By:	(Signature and Title)
By:	/s/ Benjamin Fulton
Benjamin Fulton
	Title:	President (Principal Executive Officer)
	Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)
By:	/s/ Benjamin Fulton
Benjamin Fulton
	Title:	President (Principal Executive Officer)
	Date:	July 2, 2026
By:	(Signature and Title)
By:	/s/ Clem Sell
Clem Sell
	Title:	Treasurer (Principal Financial Officer)
	Date:	July 2, 2026